Calvert
VP SRI Balanced Portfolio
March 31, 2025
Schedule of Investments (Unaudited)

Asset-Backed Securities — 5.5%

Security	Principal Amount* (000's omitted)	Value
AASET, Series 2025-1A, Class A, 5.943%, 2/16/50(1)	571	$ 577,598
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class B, 5.117%, 9/15/32(1)	209	210,241
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.11%, 12/20/30(1)	100	100,409
Cajun Global LLC:
Series 2021-1, Class A2, 3.931%, 11/20/51(1)	25	24,291
Series 2025-1A, Class A2, 6.554%, 2/20/55(1)	240	240,008
Castlelake Aircraft Structured Trust, Series 2025-1A, Class A, 5.783%, 2/15/50(1)	715	720,507
Cloud Capital Holdco LP:
Series 2024-1A, Class A2, 5.781%, 11/22/49(1)	545	550,386
Series 2024-2A, Class A2, 5.923%, 11/22/49(1)	85	85,923
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	426	395,002
Cologix Data Centers U.S. Issuer LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	600	574,765
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	350	333,827
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	283	270,136
DB Master Finance LLC:
Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	79	77,371
Series 2021-1A, Class A2I, 2.045%, 11/20/51(1)	324	309,487
Diamond Infrastructure Funding LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	415	393,316
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	99	93,231
Diamond Issuer LLC, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	782	736,656
Driven Brands Funding LLC:
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)	82	81,222
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	37	36,387
Series 2021-1A, Class A2, 2.791%, 10/20/51(1)	293	269,971
Enterprise Fleet Financing LLC, Series 2023-1, Class A2, 5.51%, 1/22/29(1)	294	294,935
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	272	261,305
Gilead Aviation LLC, Series 2025-1A, Class A, 5.789%, 3/15/50(1)	345	347,504
Goddard Funding LLC, Series 2024-1A, Class A2, 6.834%, 10/30/54(1)	569	576,611
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	177	141,840
Goto Foods Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	166	164,614
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/38(1)	113	108,800
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)	517	511,929
Jersey Mike's Funding LLC, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	278	275,341
Security	Principal Amount* (000's omitted)		Value
JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, 2/26/29(1)		6	$ 5,421
Loanpal Solar Loan Ltd., Series 2020-1GS, Class C, 2.00%, 6/20/47(1)		64	44,351
MetroNet Infrastructure Issuer LLC:
Series 2024-1A, Class A2, 6.23%, 4/20/54(1)		222	227,359
Series 2024-1A, Class B, 7.59%, 4/20/54(1)		67	69,474
Mill City Solar Loan Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)		132	95,160
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)		130	121,078
Series 2019-2A, Class B, 3.28%, 9/20/40(1)		291	258,536
Series 2020-1A, Class A, 2.10%, 4/20/46(1)		36	31,992
Series 2020-1A, Class B, 3.10%, 4/20/46(1)		36	31,466
Series 2020-2A, Class A, 1.44%, 8/20/46(1)		66	55,565
Series 2020-2A, Class B, 2.21%, 8/20/46(1)		78	63,385
Series 2021-1A, Class C, 2.25%, 12/20/46(1)		307	267,089
Series 2021-3A, Class C, 1.77%, 6/20/52(1)		87	60,796
Series 2022-2A, Class D, 8.29%, 1/21/53(1)		100	22,727
Navigator Aviation Ltd., Series 2024-1, Class A, 5.40%, 8/15/49(1)		706	701,614
Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)		375	353,623
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.12%, 3/15/29(1)		260	263,813
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)		78	75,740
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)		192	185,647
Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)		356	361,669
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 5/14/35(1)		495	492,679
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)		173	168,682
Series 2021-C, Class A, 2.18%, 10/8/31(1)		1,342	1,310,586
Series 2021-C, Class B, 2.67%, 10/8/31(1)		160	156,300
Series 2025-A, Class B, 5.30%, 2/8/33(1)		172	171,634
Oscar U.S. Funding XVI LLC, Series 2024-1A, Class A2, 5.48%, 2/10/27(1)		387	388,801
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)		25	25,016
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)		7	6,645
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)		266	250,268
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)		376	380,745
Prodigy Finance CM DAC, Series 2021-1A, Class A, 5.685%, (1 mo. SOFR + 1.364%), 7/25/51(1)(2)		62	61,876
Retained Vantage Data Centers Issuer LLC:
Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)		469	465,891
Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	CAD	150	104,888
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)		151	140,022

Calvert
VP SRI Balanced Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
ServiceMaster Funding LLC: (continued)
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	171	$ 147,783
SERVPRO Master Issuer LLC:
Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	900	882,786
Series 2024-1A, Class A2, 6.174%, 1/25/54(1)	168	172,381
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	498	485,298
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	120	112,156
Stack Infrastructure Issuer LLC:
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	247	243,858
Series 2021-1A, Class A2, 1.877%, 3/26/46(1)	45	43,643
Stream Innovations Issuer Trust, Series 2024-1A, Class B, 7.89%, 7/15/44(1)	100	105,100
Subway Funding LLC:
Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)	215	212,038
Series 2024-3A, Class A2II, 5.566%, 7/30/54(1)	150	148,787
Sunnova Helios IX Issuer LLC, Series 2022-B, Class A, 5.00%, 8/20/49(1)	230	218,902
Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	257	202,255
Sunnova Helios X Issuer LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	440	410,761
Sunnova Helios XII Issuer LLC, Series 2023-B, Class A, 5.30%, 8/22/50(1)	404	392,387
Sunnova Sol II Issuer LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	480	393,638
Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	184	171,886
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	220	191,500
Sunrun Jupiter Issuer LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)	665	627,106
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	126	117,005
Theorem Funding Trust:
Series 2022-2A, Class B, 9.27%, 12/15/28(1)	70	71,836
Series 2022-3A, Class A, 7.60%, 4/15/29(1)	17	17,600
Tricolor Auto Securitization Trust, Series 2024-3A, Class A, 5.22%, 6/15/28(1)	66	66,356
U.S. Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	326	303,343
Vantage Data Centers LLC:
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	735	683,115
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	224	214,464
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)	37	38,517
Vivint Solar Financing VII LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	325	288,285
Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/48(1)	74	71,916
Security	Principal Amount* (000's omitted)	Value
Willis Engine Structured Trust V, Series 2020-A, Class B, 4.212%, 3/15/45(1)	185	$ 175,329
Total Asset-Backed Securities (identified cost $24,115,969)		$ 23,394,182

Collateralized Mortgage Obligations — 1.4%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re Ltd.:
Series 2021-3A, Class A2, 5.34%, (30-day SOFR Average + 1.00%), 9/25/31(1)(2)	$215	$ 215,370
Series 2021-3A, Class M1B, 5.74%, (30-day SOFR Average + 1.40%), 9/25/31(1)(2)	38	38,072
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	360	347,972
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class A1, 6.892% to 5/25/27, 10/25/29(1)(3)	100	101,005
CHNGE Mortgage Trust:
Series 2023-2, Class A3, 7.436% to 5/25/26, 6/25/58(1)(3)	151	152,915
Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(3)	206	209,774
Eagle Re Ltd., Series 2021-2, Class M1C, 7.79%, (30-day SOFR Average + 3.45%), 4/25/34(1)(2)	117	118,738
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	39	40,268
Series 5402, Class BZ, 6.00%, 4/25/54	16	16,501
Series 5413, Class MZ, 6.00%, 5/25/54	37	38,275
Series 5483, Class FB, 5.77%, (30-day SOFR Average + 1.43%), 12/25/54(2)	836	838,807
Series 5529, Class AF, 5.32%, (30-day SOFR Average + 1.00%), 3/25/55(2)	509	509,494
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-DNA3, Class B2, 12.604%, (30-day SOFR Average + 8.264%), 7/25/49(1)(2)	85	98,201
Series 2020-DNA6, Class B1, 7.34%, (30-day SOFR Average + 3.00%), 12/25/50(1)(2)	25	27,010
Series 2021-DNA2, Class B1, 7.74%, (30-day SOFR Average + 3.40%), 8/25/33(1)(2)	55	61,868
Series 2021-DNA2, Class B2, 10.34%, (30-day SOFR Average + 6.00%), 8/25/33(1)(2)	50	59,333
Series 2022-DNA2, Class M1A, 5.64%, (30-day SOFR Average + 1.30%), 2/25/42(1)(2)	123	123,511
Federal National Mortgage Association, Series 2024-33, Class KF, 5.29%, (30-day SOFR Average + 0.95%), 1/25/54(2)	44	43,927
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 8.804%, (30-day SOFR Average + 4.464%), 7/25/31(1)(2)	50	53,653
Series 2019-R03, Class 1B1, 8.554%, (30-day SOFR Average + 4.214%), 9/25/31(1)(2)	43	45,508
Series 2019-R05, Class 1B1, 8.554%, (30-day SOFR Average + 4.214%), 7/25/39(1)(2)	57	59,429

Calvert
VP SRI Balanced Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2019-R06, Class 2B1, 8.204%, (30-day SOFR Average + 3.864%), 9/25/39(1)(2)	$258	$ 267,076
Series 2019-R07, Class 1B1, 7.854%, (30-day SOFR Average + 3.514%), 10/25/39(1)(2)	95	98,498
Series 2020-R02, Class 2B1, 7.454%, (30-day SOFR Average + 3.114%), 1/25/40(1)(2)	405	415,365
Series 2021-R01, Class 1B2, 10.34%, (30-day SOFR Average + 6.00%), 10/25/41(1)(2)	142	149,773
Series 2021-R02, Class 2B1, 7.64%, (30-day SOFR Average + 3.30%), 11/25/41(1)(2)	12	12,627
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	163	169,964
Series 2023-84, Class MW, 6.00%, 6/20/53	171	178,379
Series 2023-98, Class BW, 6.00%, 7/20/53	25	26,071
Series 2023-99, Class AL, 6.00%, 7/20/53	25	26,074
Series 2023-101, Class FM, 5.244%, (30-day SOFR Average + 0.90%), 7/20/53(2)	253	252,740
Series 2024-44, Class LM, 6.00%, 3/20/54	98	100,836
Series 2024-46, Class AL, 6.00%, 3/20/54	24	24,670
Series 2024-59, Class LG, 6.00%, 4/20/54	630	647,637
Series 2025-2, Class FB, 5.394%, (30-day SOFR Average + 1.05%), 12/20/54(2)	120	119,836
Home Re Ltd., Series 2021-1, Class M2, 7.304%, (30-day SOFR Average + 2.964%), 7/25/33(1)(2)	92	93,083
LHOME Mortgage Trust, Series 2024-RTL1, Class A1, 7.017% to 8/25/26, 1/25/29(1)(3)	120	121,567
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	130	129,671
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(1)(3)	100	101,086
Total Collateralized Mortgage Obligations (identified cost $6,021,435)		$6,134,584

Commercial Mortgage-Backed Securities — 3.9%

Security	Principal Amount (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(4)	$695	$ 569,806
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(4)	325	207,247
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(4)	485	126,438
BPR Trust, Series 2022-SSP, Class A, 7.319%, (1 mo. SOFR + 3.00%), 5/15/39(1)(2)	295	296,103
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class B, 5.384%, (1 mo. SOFR + 1.064%), 9/15/36(1)(2)	666	659,852
Series 2021-VOLT, Class C, 5.534%, (1 mo. SOFR + 1.214%), 9/15/36(1)(2)	204	201,501
Series 2021-VOLT, Class D, 6.084%, (1 mo. SOFR + 1.764%), 9/15/36(1)(2)	378	373,775
Security	Principal Amount (000’s omitted)	Value
CSMC Trust, Series 2021-BPNY, Class A, 8.149%, (1 mo. SOFR + 3.829%), 8/15/26(1)(2)	$289	$ 268,009
Extended Stay America Trust:
Series 2021-ESH, Class A, 5.514%, (1 mo. SOFR + 1.194%), 7/15/38(1)(2)	378	378,404
Series 2021-ESH, Class C, 6.134%, (1 mo. SOFR + 1.814%), 7/15/38(1)(2)	520	519,557
Series 2021-ESH, Class D, 6.684%, (1 mo. SOFR + 2.364%), 7/15/38(1)(2)	156	155,909
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series KG08, Class A2, 4.134%, 5/25/33(4)	1,019	989,456
Series KSG1, Class A2, 1.503%, 9/25/30	278	240,503
Series KW06, Class A2, 3.80%, 6/25/28(4)	530	521,650
Series W5FX, Class AFX, 2.97%, 4/25/28(4)	192	186,246
Federal National Mortgage Association:
Series 2017-M13, Class A2, 2.935%, 9/25/27(4)	452	438,457
Series 2018-M13, Class A2, 3.744%, 9/25/30(4)	1,240	1,204,462
Series 2019-M22, Class A2, 2.522%, 8/25/29	477	445,134
Series 2020-M1, Class A2, 2.444%, 10/25/29	963	889,454
Series 2023-M1S, Class A2, 4.499%, 4/25/33(4)	848	840,088
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 7.704%, (30-day SOFR Average + 3.364%), 10/25/49(1)(2)	428	435,354
Series 2020-01, Class M10, 8.204%, (30-day SOFR Average + 3.864%), 3/25/50(1)(2)	489	497,651
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	262	268,817
Great Wolf Trust:
Series 2024-WLF2, Class A, 6.01%, (1 mo. SOFR + 1.691%), 5/15/41(1)(2)	441	441,549
Series 2024-WLF2, Class D, 7.259%, (1 mo. SOFR + 2.939%), 5/15/41(1)(2)	100	100,379
HLTN Commercial Mortgage Trust:
Series 2024-DPLO, Class A, 5.961%, (1 mo. SOFR + 1.642%), 6/15/41(1)(2)	275	275,422
Series 2024-DPLO, Class C, 6.859%, (1 mo. SOFR + 2.54%), 6/15/41(1)(2)	165	165,530
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class B, 6.66%, (1 mo. SOFR + 2.341%), 9/15/41(1)(2)	388	387,919
INTOWN Mortgage Trust:
Series 2025-STAY, Class C, 6.55%, (1 mo. SOFR + 2.25%), 3/15/42(1)(2)	149	148,160
Series 2025-STAY, Class D, 7.15%, (1 mo. SOFR + 2.85%), 3/15/42(1)(2)	507	504,470
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	300	17,326
Series 2014-DSTY, Class C, 3.805%, 6/10/27(1)(4)	100	2,101
JW Commercial Mortgage Trust, Series 2024-MRCO, Class B, 6.26%, (1 mo. SOFR + 1.941%), 6/15/39(1)(2)	294	294,460
NYC Trust, Series 2024-3ELV, Class A, 6.31%, (1 mo. SOFR + 1.991%), 8/15/29(1)(2)	405	407,185

Calvert
VP SRI Balanced Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
ORL Trust:
Series 2024-GLKS, Class A, 5.812%, (1 mo. SOFR + 1.493%), 12/15/39(1)(2)	$490	$ 491,532
Series 2024-GLKS, Class D, 7.11%, (1 mo. SOFR + 2.791%), 12/15/39(1)(2)	176	176,550
Series 2024-GLKS, Class F, 8.758%, (1 mo. SOFR + 4.438%), 12/15/39(1)(2)	100	99,805
ROCK Trust, Series 2024-CNTR, Class A, 5.388%, 11/13/41(1)	440	443,922
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 5.711%, (1 mo. SOFR + 1.392%), 5/15/39(1)(2)	421	419,484
TX Trust:
Series 2024-HOU, Class A, 5.911%, (1 mo. SOFR + 1.591%), 6/15/39(1)(2)	430	429,858
Series 2024-HOU, Class E, 8.707%, (1 mo. SOFR + 4.387%), 6/15/39(1)(2)	78	78,335
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.58%, 12/10/33(1)(4)	277	289,919
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.755%, 8/10/31(1)(4)	450	358,789
Willowbrook Mall, Series 2025-WBRK, Class C, 6.277%, 3/5/35(1)(4)	295	296,505
Total Commercial Mortgage-Backed Securities (identified cost $17,705,424)		$16,543,073

Common Stocks — 60.0%

Security	Shares	Value
Aerospace & Defense — 0.7%
HEICO Corp.	11,300	$ 3,019,247
		$ 3,019,247
Beverages — 1.2%
Coca-Cola Co.	71,490	$ 5,120,114
		$ 5,120,114
Biotechnology — 1.5%
AbbVie, Inc.	30,700	$ 6,432,264
		$ 6,432,264
Broadline Retail — 2.9%
Amazon.com, Inc.(5)	64,360	$12,245,134
		$12,245,134
Building Products — 0.7%
Carrier Global Corp.	47,000	$2,979,800
		$2,979,800
Capital Markets — 4.3%
Blue Owl Capital, Inc.	190,400	$3,815,616
Intercontinental Exchange, Inc.	23,900	4,122,750
S&P Global, Inc.	7,700	3,912,370
Security	Shares	Value
Capital Markets (continued)
Stifel Financial Corp.	16,490	$ 1,554,348
Tradeweb Markets, Inc., Class A	33,403	4,959,009
		$ 18,364,093
Chemicals — 0.7%
Linde PLC	6,500	$ 3,026,660
		$ 3,026,660
Commercial Services & Supplies — 0.8%
Waste Connections, Inc.	16,900	$ 3,298,711
		$3,298,711
Communications Equipment — 0.4%
Arista Networks, Inc.(5)	19,100	$1,479,868
		$1,479,868
Consumer Staples Distribution & Retail — 1.8%
BJ's Wholesale Club Holdings, Inc.(5)	29,690	$3,387,629
Walmart, Inc.	50,600	4,442,174
		$7,829,803
Electric Utilities — 0.4%
Constellation Energy Corp.	9,200	$1,854,996
		$1,854,996
Electrical Equipment — 1.2%
AMETEK, Inc.	17,500	$3,012,450
Eaton Corp. PLC	7,100	1,929,993
		$4,942,443
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	26,700	$1,751,253
		$1,751,253
Energy — 0.0%†
Enviva LLC(5)(6)	3,182	$50,116
		$50,116
Energy Equipment & Services — 1.6%
Baker Hughes Co.	154,300	$6,781,485
		$6,781,485
Entertainment — 1.4%
Netflix, Inc.(5)	5,000	$4,662,650
Spotify Technology SA(5)	2,600	1,430,078
		$6,092,728
Financial Services — 3.5%
Mr. Cooper Group, Inc.(5)	36,682	$4,387,167
Shift4 Payments, Inc., Class A(5)(7)	45,400	3,709,634

Calvert
VP SRI Balanced Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Financial Services (continued)
Visa, Inc., Class A	19,000	$ 6,658,740
		$ 14,755,541
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	32,600	$ 4,324,390
Edwards Lifesciences Corp.(5)	34,300	2,486,064
Intuitive Surgical, Inc.(5)	5,300	2,624,931
		$ 9,435,385
Health Care Providers & Services — 0.6%
UnitedHealth Group, Inc.	5,010	$2,623,987
		$2,623,987
Hotels, Restaurants & Leisure — 1.5%
Booking Holdings, Inc.	750	$3,455,182
Marriott International, Inc., Class A	12,300	2,929,860
		$6,385,042
Insurance — 2.3%
Allstate Corp.	25,700	$5,321,699
Arthur J. Gallagher & Co.	13,000	4,488,120
		$9,809,819
Interactive Media & Services — 4.0%
Alphabet, Inc., Class A	31,400	$4,855,696
Alphabet, Inc., Class C	77,900	12,170,317
		$17,026,013
IT Services — 0.6%
Gartner, Inc.(5)	6,500	$2,728,310
		$2,728,310
Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc.	5,418	$2,695,997
		$2,695,997
Machinery — 0.6%
Parker-Hannifin Corp.	4,200	$2,552,970
		$2,552,970
Pharmaceuticals — 1.8%
Eli Lilly & Co.	6,000	$4,955,460
Zoetis, Inc.	15,200	2,502,680
		$7,458,140
Professional Services — 1.8%
Automatic Data Processing, Inc.	8,500	$2,597,005
TransUnion	59,600	4,946,204
		$7,543,209
Security	Shares	Value
Real Estate Management & Development — 1.3%
CoStar Group, Inc.(5)	25,760	$ 2,040,965
FirstService Corp.	19,700	3,269,215
		$ 5,310,180
Semiconductors & Semiconductor Equipment — 6.7%
Analog Devices, Inc.	13,300	$ 2,682,211
Broadcom, Inc.	39,790	6,662,040
Lam Research Corp.	49,110	3,570,297
NVIDIA Corp.	143,500	15,552,530
		$28,467,078
Software — 5.8%
Fair Isaac Corp.(5)	1,003	$1,849,693
Microsoft Corp.	48,093	18,053,631
Palo Alto Networks, Inc.(5)	18,600	3,173,904
Synopsys, Inc.(5)	3,600	1,543,860
		$24,621,088
Specialty Retail — 1.8%
Burlington Stores, Inc.(5)	17,000	$4,051,610
TJX Cos., Inc.	30,700	3,739,260
		$7,790,870
Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc.	80,388	$17,856,586
		$17,856,586
Trading Companies & Distributors — 0.7%
United Rentals, Inc.	4,600	$2,882,820
		$2,882,820
Total Common Stocks (identified cost $151,545,504)		$255,211,750

Corporate Bonds — 11.9%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 0.1%
Celanese U.S. Holdings LLC:
6.80%, 11/15/30	285	$ 295,596
6.95%, 11/15/33(7)	45	47,068
Compass Minerals International, Inc., 6.75%, 12/1/27(1)(7)	230	221,053
South32 Treasury Ltd., 4.35%, 4/14/32(1)	48	44,956
		$ 608,673
Communications — 0.3%
Bell Telephone Co. of Canada or Bell Canada, 6.875% to 6/15/30, 9/15/55(8)	60	$ 60,269

Calvert
VP SRI Balanced Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Communications (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	1,153	$ 869,840
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	44	43,181
McGraw-Hill Education, Inc., 8.00%, 8/1/29(1)	50	49,233
SES GLOBAL Americas Holdings, Inc., 5.30%, 3/25/44(1)(7)	89	65,268
		$ 1,087,791
Consumer, Cyclical — 1.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	241	$ 240,772
AS Mileage Plan IP Ltd.:
5.021%, 10/20/29(1)	265	259,668
5.308%, 10/20/31(1)	130	127,174
Delta Air Lines, Inc./SkyMiles IP Ltd.:
4.50%, 10/20/25(1)	75	74,746
4.75%, 10/20/28(1)	400	398,462
Ford Motor Co., 4.75%, 1/15/43	45	34,167
Ford Motor Credit Co. LLC:
5.125%, 6/16/25	265	264,834
5.875%, 11/7/29	200	197,935
7.122%, 11/7/33	159	162,590
7.35%, 11/4/27	356	368,997
7.35%, 3/6/30	518	542,352
General Motors Financial Co., Inc.:
5.60%, 6/18/31	315	315,218
5.95%, 4/4/34	487	484,884
Lithia Motors, Inc.:
3.875%, 6/1/29(1)	373	341,860
4.375%, 1/15/31(1)(7)	60	54,407
WarnerMedia Holdings, Inc., 4.279%, 3/15/32	632	557,028
		$4,425,094
Consumer, Non-cyclical — 0.7%
Bristol-Myers Squibb Co., 5.65%, 2/22/64	633	$620,683
Centene Corp.:
2.50%, 3/1/31	250	211,009
3.375%, 2/15/30(7)	199	180,137
4.625%, 12/15/29	257	246,418
Conservation Fund, 3.474%, 12/15/29	285	267,718
Doris Duke Charitable Foundation, 2.345%, 7/1/50	678	399,410
Ford Foundation, 2.415%, 6/1/50	435	261,176
Kroger Co., 5.00%, 9/15/34	194	189,659
LifePoint Health, Inc., 10.00%, 6/1/32(1)	50	47,758
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	323	274,807
3.00%, 10/15/30(1)	77	68,655
5.20%, 4/1/29(1)	45	44,949
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)(7)	40	39,693
		$2,852,072
Security	Principal Amount* (000’s omitted)		Value
Energy — 0.3%
Raizen Fuels Finance SA:
5.70%, 1/17/35(1)		200	$ 190,180
6.45%, 3/5/34(1)		200	202,222
TerraForm Power Operating LLC:
4.75%, 1/15/30(1)		369	343,382
5.00%, 1/31/28(1)		460	445,639
			$ 1,181,423
Financial — 7.3%
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)		184	$187,731
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)		60	59,828
Ally Financial, Inc.:
4.70% to 5/15/26(8)(9)		135	126,059
5.543% to 1/17/30, 1/17/31(7)(8)		299	297,599
6.184% to 7/26/34, 7/26/35(8)		343	341,048
6.848% to 1/3/29, 1/3/30(8)		250	261,213
American Assets Trust LP, 3.375%, 2/1/31		84	74,139
American Express Co., 5.442% to 1/30/35, 1/30/36(8)		568	574,438
American National Group, Inc.:
5.75%, 10/1/29		237	239,073
6.144%, 6/13/32(1)		108	109,647
Andrew W. Mellon Foundation, 0.947%, 8/1/27		335	310,694
Apollo Debt Solutions BDC, 6.70%, 7/29/31		108	111,492
ASR Nederland NV, 7.00% to 9/7/33, 12/7/43(8)(10)	EUR	100	125,393
Banco Santander SA:
5.294%, 8/18/27		200	202,620
5.439%, 7/15/31		200	205,088
Bank of America Corp.:
3.419% to 12/20/27, 12/20/28(8)		860	833,636
3.824% to 1/20/27, 1/20/28(8)		581	573,832
5.511% to 1/24/35, 1/24/36(8)		196	199,549
5.933% to 9/15/26, 9/15/27(8)		370	377,320
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
1.875%, 9/18/25(1)		262	258,254
5.125% to 1/18/28, 1/18/33(1)(7)(8)		500	475,643
8.125% to 1/8/34, 1/8/39(1)(8)		451	459,906
Blue Owl Credit Income Corp.:
6.60%, 9/15/29(1)		25	25,416
6.65%, 3/15/31		60	61,232
BlueHub Loan Fund, Inc., 3.099%, 1/1/30		675	606,972
BNP Paribas SA:
7.75% to 8/16/29(1)(7)(8)(9)		420	433,653
9.25% to 11/17/27(1)(8)(9)		200	214,255
BPCE SA, 5.876% to 1/14/30, 1/14/31(1)(8)		694	711,118
Broadstone Net Lease LLC, 2.60%, 9/15/31		24	20,340
Brookfield Finance, Inc.:
5.675%, 1/15/35		552	565,045
6.30% to 10/15/34, 1/15/55(8)		393	375,446

Calvert
VP SRI Balanced Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
CaixaBank SA:
6.037% to 6/15/34, 6/15/35(1)(8)	200	$ 206,773
6.84% to 9/13/33, 9/13/34(1)(8)	641	696,575
Capital One Financial Corp., 4.20%, 10/29/25	190	189,277
Charles Schwab Corp., 6.136% to 8/24/33, 8/24/34(8)	630	670,864
CI Financial Corp., 3.20%, 12/17/30	489	427,349
Citadel LP, 6.375%, 1/23/32(1)	563	577,969
Citigroup, Inc., 4.00% to 12/10/25(8)(9)	310	305,958
COPT Defense Properties LP:
2.75%, 4/15/31	70	60,693
2.90%, 12/1/33	546	442,687
Credit Agricole SA:
6.251% to 1/10/34, 1/10/35(1)(8)	688	703,818
6.316% to 10/3/28, 10/3/29(1)(8)	250	261,392
Enact Holdings, Inc., 6.25%, 5/28/29	660	677,534
EPR Properties:
3.60%, 11/15/31	100	89,301
3.75%, 8/15/29	617	578,778
4.95%, 4/15/28	419	415,107
Essent Group Ltd., 6.25%, 7/1/29	280	288,569
First Horizon Corp., 5.514% to 3/7/30, 3/7/31(8)	255	256,370
Fortitude Group Holdings LLC, 6.25%, 4/1/30(1)	44	44,510
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	877	773,886
6.75%, 3/15/54(1)	313	318,033
7.95%, 6/15/33(1)	217	244,781
7.95% to 7/15/29, 10/15/54(1)(8)	374	389,034
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34(1)	1,216	1,202,680
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)	156	151,419
3.75%, 9/15/30(1)	58	51,607
Healthpeak OP LLC, 5.375%, 2/15/35	382	380,855
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)	200	202,572
8.248% to 11/21/32, 11/21/33(1)(8)	488	560,670
Jefferies Financial Group, Inc., 6.20%, 4/14/34	590	601,736
JPMorgan Chase & Co.:
5.581% to 4/22/29, 4/22/30(8)	644	664,379
5.766% to 4/22/34, 4/22/35(8)	189	196,517
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(8)	314	300,730
LPL Holdings, Inc., 4.00%, 3/15/29(1)	347	332,507
Marex Group PLC, 6.404%, 11/4/29	296	301,057
MGIC Investment Corp., 5.25%, 8/15/28	175	173,266
Nuveen LLC, 5.85%, 4/15/34(1)	401	410,559
Oaktree Strategic Credit Fund:
6.50%, 7/23/29	17	17,367
8.40%, 11/14/28(7)	85	92,084
PNC Financial Services Group, Inc., 5.575% to 1/29/35, 1/29/36(8)	335	341,113
Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	557	$ 499,609
Royal Bank of Canada, 4.97% to 5/2/30, 5/2/31(8)	495	497,577
Stifel Financial Corp., 4.00%, 5/15/30	266	254,532
Swedbank AB:
5.407%, 3/14/29(1)	203	208,090
6.136%, 9/12/26(1)	437	447,388
Synchrony Bank, 5.40%, 8/22/25	362	362,515
Synchrony Financial, 4.50%, 7/23/25	450	449,533
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(8)	250	245,999
5.625%, 2/15/28	494	496,474
Synovus Financial Corp., 6.168% to 11/1/29, 11/1/30(8)	69	69,902
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(8)	240	233,612
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(8)	887	919,735
TPG Operating Group II LP, 5.875%, 3/5/34	124	127,013
Truist Financial Corp., 5.867% to 6/8/33, 6/8/34(8)	466	479,574
U.S. Bancorp:
4.839% to 2/1/33, 2/1/34(8)	267	259,529
5.678% to 1/23/34, 1/23/35(8)	190	194,304
UBS Group AG, 4.375% to 2/10/31(1)(7)(8)(9)	219	188,077
UniCredit SpA:
2.569% to 9/22/25, 9/22/26(1)(8)	430	425,302
5.459% to 6/30/30, 6/30/35(1)(8)	200	196,593
5.861% to 6/19/27, 6/19/32(1)(8)	200	200,722
Wells Fargo & Co., 5.244% to 1/24/30, 1/24/31(8)	476	484,082
		$31,258,217
Government - Multinational — 1.3%
Asian Development Bank, 3.125%, 9/26/28	540	$525,683
European Investment Bank:
1.625%, 5/13/31	925	803,097
2.375%, 5/24/27	1,026	992,648
2.875%, 6/13/25(1)	1,892	1,886,152
International Bank for Reconstruction & Development, 3.125%, 11/20/25	1,200	1,191,381
		$5,398,961
Industrial — 0.2%
Arrow Electronics, Inc., 5.15%, 8/21/29	303	$304,628
Masterbrand, Inc., 7.00%, 7/15/32(1)	35	34,976
Seaspan Corp., 5.50%, 8/1/29(1)	52	47,167
Trivium Packaging Finance BV, 5.50%, 8/15/26(1)	346	340,941
		$727,712
Technology — 0.5%
Foundry JV Holdco LLC, 6.10%, 1/25/36(1)	502	$514,542
Intel Corp., 4.90%, 8/5/52	601	492,963
Kyndryl Holdings, Inc., 6.35%, 2/20/34(7)	647	671,239

Calvert
VP SRI Balanced Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Technology (continued)
Seagate HDD Cayman, 9.625%, 12/1/32	383	$ 430,931
		$ 2,109,675
Utilities — 0.2%
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)	176	$ 150,978
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	214	197,494
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	343	319,475
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/33(1)(7)	50	48,687
		$ 716,634
Total Corporate Bonds (identified cost $51,169,334)		$50,366,252

Preferred Stocks — 0.1%

Security	Shares	Value
Real Estate Management & Development — 0.1%
Brookfield Property Partners LP:
Series A, 5.75%	13,079	$ 162,310
Series A2, 6.375%(7)	12,000	165,840
		$ 328,150
Wireless Telecommunication Services — 0.0%†
U.S. Cellular Corp.:
5.50%	9,547	$ 210,702
6.25%	841	20,050
		$230,752
Total Preferred Stocks (identified cost $902,815)		$558,902

Senior Floating-Rate Loans — 0.8%(11)

Borrower/Description	Principal Amount (000's omitted)	Value
Commercial Services & Supplies — 0.1%
Covanta Holding Corp.:
Term Loan, 11/30/28(12)	$211	$ 210,972
Term Loan, 11/30/28(12)	12	11,528
Term Loan, 11/30/28(12)	1	1,431
Term Loan, 11/30/28(12)	26	26,186
		$ 250,117
Borrower/Description	Principal Amount (000's omitted)	Value
Construction & Engineering — 0.0%†
APi Group DE, Inc., Term Loan, 6.075%, (SOFR + 1.75%), 1/3/29	$239	$ 238,419
		$ 238,419
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, Term Loan, 6.575%, (SOFR + 2.25%), 10/23/28	$248	$ 247,937
		$ 247,937
Insurance — 0.1%
AmWINS Group, Inc., Term Loan, 6.575%, (SOFR + 2.25%), 1/30/32	$248	$ 246,398
USI, Inc., Term Loan, 6.549%, (SOFR + 2.25%), 11/21/29	298	295,286
		$541,684
IT Services — 0.1%
Informatica LLC, Term Loan, 6.575%, (SOFR + 2.25%), 10/27/28	$297	$297,978
Sedgwick Claims Management Services, Inc., Term Loan, 7.313%, (SOFR + 3.00%), 7/31/31	249	248,225
		$546,203
Machinery — 0.1%
Gates Global LLC, Term Loan, 6.075%, (SOFR + 1.75%), 6/4/31	$299	$295,930
TK Elevator U.S. Newco, Inc., Term Loan, 7.737%, (SOFR + 3.50%), 4/30/30	248	247,774
		$543,704
Professional Services — 0.1%
Trans Union LLC, Term Loan, 6.07%, (SOFR + 1.75%), 6/24/31	$249	$248,269
		$248,269
Software — 0.1%
CCC Intelligent Solutions, Inc., Term Loan, 6.325%, (SOFR + 2.00%), 1/23/32	$248	$247,941
Epicor Software Corp., Term Loan, 7.07%, (SOFR + 2.75%), 5/30/31	249	248,383
		$496,324
Specialty Retail — 0.1%
Les Schwab Tire Centers, Term Loan, 4/23/31(12)	$250	$248,595
		$248,595
Total Senior Floating-Rate Loans (identified cost $3,383,260)		$3,361,252

Calvert
VP SRI Balanced Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Sovereign Government Bonds — 0.4%

Security	Principal Amount (000’s omitted)	Value
Germany — 0.4%
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/26	$1,526	$ 1,460,158
4.375%, 2/28/34	193	194,401
		$ 1,654,559
Total Sovereign Government Bonds (identified cost $1,706,663)		$ 1,654,559

Taxable Municipal Obligations — 0.8%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.3%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$435	$ 341,771
New York City, NY, 5.206%, 10/1/31(13)	470	474,136
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	285	253,182
		$ 1,069,089
Special Tax Revenue — 0.3%
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.361%, 6/1/26	$405	$ 396,617
Social Bonds, 2.484%, 6/1/27	290	280,041
Social Bonds, 2.534%, 6/1/28	360	342,126
Social Bonds, 2.584%, 6/1/29	200	187,072
Social Bonds, 2.984%, 6/1/33	220	194,579
		$1,400,435
Water and Sewer — 0.2%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$130	$114,460
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	170	151,440
Green Bonds, 2.184%, 9/1/31	140	122,231
Green Bonds, 2.264%, 9/1/32	125	106,959
Green Bonds, 2.344%, 9/1/33	135	113,393
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	145	126,427
Green Bonds, 1.701%, 5/1/31	130	111,043
		$845,953
Total Taxable Municipal Obligations (identified cost $3,679,230)		$3,315,477

U.S. Government Agencies and Instrumentalities — 0.2%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
3.435%, 8/1/34	$220	$ 197,010
3.485%, 8/1/35	125	111,124
3.585%, 8/1/37	225	197,687
U.S. International Development Finance Corp., 3.52%, 9/20/32	236	228,691
Total U.S. Government Agencies and Instrumentalities (identified cost $848,005)		$ 734,512

U.S. Government Agency Mortgage-Backed Securities — 9.8%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.50%, 3/1/48	$73	$ 66,367
6.00%, 6/1/53	59	60,830
6.50%, 8/1/53	780	805,946
Federal National Mortgage Association:
2.00%, 4/1/51	179	145,925
2.68%, 7/1/26	326	319,623
3.00%, 11/1/49	225	197,119
4.00%, with various maturities to 2048	451	427,512
5.50%, 7/1/53	881	882,441
7.00%, 6/1/53	65	69,130
Government National Mortgage Association II:
2.50%, with various maturities to 2051	629	531,710
6.00%, with various maturities to 2053	292	300,187
6.50%, 6/20/53	319	332,062
Uniform Mortgage-Backed Security:
5.00%, 30-Year, TBA(14)	14,583	14,295,287
5.50%, 30-Year, TBA(14)	23,233	23,206,680
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $41,886,290)		$41,640,819

U.S. Treasury Obligations — 7.6%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 8/15/50	$521	$ 265,649
1.875%, 2/15/41	481	337,658
1.875%, 2/15/51	79	45,828
1.875%, 11/15/51	368	211,780
2.00%, 11/15/41	795	558,767
2.00%, 8/15/51	338	201,400
2.25%, 2/15/52	523	330,062
2.375%, 2/15/42	7,519	5,583,298

Calvert
VP SRI Balanced Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds: (continued)
2.875%, 5/15/52	$275	$ 199,751
3.00%, 5/15/47	13	9,992
3.00%, 8/15/52	127	94,603
3.125%, 5/15/48	52	40,492
3.625%, 2/15/53	292	246,016
3.625%, 5/15/53	249	209,817
3.875%, 2/15/43	327	299,403
3.875%, 5/15/43	1	913
4.00%, 11/15/52	278	250,786
4.25%, 2/15/54	185	174,363
4.50%, 2/15/36	1	1,030
4.50%, 2/15/44	148	146,277
4.50%, 11/15/54	1,018	1,003,366
4.625%, 5/15/44	112	112,396
4.75%, 2/15/45	1,350	1,374,891
5.375%, 2/15/31	20	21,413
U.S. Treasury Notes:
0.375%, 12/31/25	475	462,041
0.625%, 5/15/30	7	5,924
1.00%, 7/31/28	30	27,308
1.25%, 3/31/28	581	538,140
1.25%, 4/30/28	1,022	944,432
1.25%, 6/30/28	303	278,766
1.375%, 10/31/28	32	29,316
1.50%, 2/15/30	70	62,456
3.125%, 8/31/27	1,146	1,125,833
3.375%, 5/15/33	156	147,783
3.50%, 1/31/28	631	624,481
3.625%, 5/15/26	23	22,901
3.625%, 5/31/28	75	74,398
3.75%, 12/31/28	83	82,525
3.875%, 9/30/29	7	6,981
3.875%, 8/15/33	71	69,602
4.00%, 2/28/30	3,444	3,452,140
4.00%, 2/15/34	683	673,849
4.125%, 2/28/27	9,153	9,188,396
4.125%, 7/31/28	60	60,431
4.125%, 11/15/32	43	43,072
4.375%, 8/31/28	151	153,238
4.625%, 6/30/25	900	900,665
4.625%, 9/15/26	153	154,455
4.625%, 2/15/35	600	619,922
4.875%, 5/31/26	819	826,838
Total U.S. Treasury Obligations (identified cost $33,723,376)		$32,295,844

Miscellaneous — 0.0%†

Security	Principal Amount	Value
Energy — 0.0%†
Enviva LLC, Escrow Certificates(5)	$76,000	$ 27
Total Miscellaneous (identified cost $0)		$ 27

Short-Term Investments — 7.6%
Affiliated Fund — 4.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(15)	19,197,108	$ 19,197,108
Total Affiliated Fund (identified cost $19,197,108)		$ 19,197,108

Securities Lending Collateral — 1.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%(16)	5,519,316	$ 5,519,316
Total Securities Lending Collateral (identified cost $5,519,316)		$ 5,519,316
U.S. Treasury Obligations — 1.8%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/13/25	$5,992	$ 5,962,496
0.00%, 6/20/25	1,631	1,615,793
Total U.S. Treasury Obligations (identified cost $7,578,426)		$ 7,578,289
Total Short-Term Investments (identified cost $32,294,850)		$ 32,294,713
Total Investments — 110.0% (identified cost $368,982,155)		$467,505,946
Other Assets, Less Liabilities — (10.0)%		$(42,406,051)
Net Assets — 100.0%		$425,099,895

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.

Calvert
VP SRI Balanced Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2025, the aggregate value of these securities is $56,169,992 or 13.2% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2025.
(3)	Step coupon security. Interest rate represents the rate in effect at March 31, 2025.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2025.
(5)	Non-income producing security.
(6)	Restricted security. Total market value of restricted securities amounts to $50,116, which represents less than 0.05% of the net assets of the Fund as of March 31, 2025.
(7)	All or a portion of this security was on loan at March 31, 2025. The aggregate market value of securities on loan at March 31, 2025 was $5,497,174 and the total market value of the collateral received by the Fund was $5,756,434, comprised of cash of $5,519,316 and U.S. government and/or agencies securities of $237,118.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(10)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2025, the aggregate value of these securities is $125,393 or less than 0.05% of the Fund's net assets.
(11)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(12)	This Senior Loan will settle after March 31, 2025, at which time the interest rate will be determined.
(13)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(14)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(15)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2025.
(16)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	92,916	CAD	133,500	BNP Paribas	4/10/25	$106	$ —
USD	108,599	EUR	105,556	BNP Paribas	4/10/25	—	(5,586)
						$106	$(5,586)

Calvert
VP SRI Balanced Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	19	Long	6/30/25	$3,936,266	$19,540
U.S. 5-Year Treasury Note	178	Long	6/30/25	19,251,813	156,789
U.S. 10-Year Treasury Note	16	Long	6/18/25	1,779,500	18,505
U.S. Long Treasury Bond	6	Long	6/18/25	703,688	14,520
U.S. Ultra 10-Year Treasury Note	2	Long	6/18/25	228,250	(339)
U.S. Ultra-Long Treasury Bond	19	Long	6/18/25	2,322,750	(29,762)
U.S. 10-Year Treasury Note	(2)	Short	6/18/25	(222,438)	(3,064)
U.S. Long Treasury Bond	(2)	Short	6/18/25	(234,563)	3,560
U.S. Ultra 10-Year Treasury Note	(23)	Short	6/18/25	(2,624,875)	(37,023)
U.S. Ultra-Long Treasury Bond	(3)	Short	6/18/25	(366,750)	(7,553)
					$135,173
Restricted Securities
Description	Acquisition Date	Cost
Enviva LLC	12/6/24	$19,916

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

Currency Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
USD	– United States Dollar
At March 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended March 31, 2025, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
Interest Rate Risk: During the fiscal year to date ended March 31, 2025, the Fund used futures contracts to hedge interest rate risk and to manage duration.

Calvert
VP SRI Balanced Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At March 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $19,197,108, which represents 4.5% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$27,218,723	$38,804,014	$(46,825,629)	$ —	$ —	$19,197,108	$357,778	19,197,108

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$23,394,182	$ —	$23,394,182
Collateralized Mortgage Obligations	—	6,134,584	—	6,134,584
Commercial Mortgage-Backed Securities	—	16,543,073	—	16,543,073
Common Stocks	255,161,634(1)	50,116	—	255,211,750
Corporate Bonds	—	50,366,252	—	50,366,252
Preferred Stocks	558,902	—	—	558,902
Senior Floating-Rate Loans	—	3,361,252	—	3,361,252
Sovereign Government Bonds	—	1,654,559	—	1,654,559
Taxable Municipal Obligations	—	3,315,477	—	3,315,477
U.S. Government Agencies and Instrumentalities	—	734,512	—	734,512
U.S. Government Agency Mortgage-Backed Securities	—	41,640,819	—	41,640,819
U.S. Treasury Obligations	—	32,295,844	—	32,295,844
Miscellaneous	—	27	—	27
Short-Term Investments:
Affiliated Fund	19,197,108	—	—	19,197,108
Securities Lending Collateral	5,519,316	—	—	5,519,316
U.S. Treasury Obligations	—	7,578,289	—	7,578,289
Total Investments	$280,436,960	$187,068,986	$ —	$467,505,946
Forward Foreign Currency Exchange Contracts	$ —	$106	$ —	$106
Futures Contracts	212,914	—	—	212,914
Total	$280,649,874	$187,069,092	$ —	$467,718,966

Calvert
VP SRI Balanced Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$ —	$(5,586)	$ —	$(5,586)
Futures Contracts	(77,741)	—	—	(77,741)
Total	$(77,741)	$(5,586)	$ —	$(83,327)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.